INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS

12. INTANGIBLE ASSETS

Gross carrying amount, accumulated amortization and net book value of the intangible assets as of December 31, 2012, 2013 and 2014 are as follows:

	December 31, 2013	December 31, 2014	December 31, 2014
	RMB	RMB	US$
			(Note 3)
Acquired game licenses	155,465,964	146,925,649	23,680,116
Acquired game development cost	12,285,000	12,285,000	1,979,983
Less: Accumulated amortization	(33,135,637)	(55,738,585)	(8,983,429)
Impairment provision	(4,394,381)	(4,394,381)	(708,246)
Translation difference	(1,577,122)	(1,538,342)	(247,936)

Net book value of intangible assets subject to amortization	128,643,824	97,539,341	15,720,488

In 2013 and 2014, nil and RMB1.8 million acquired game licenses were expired, respectively, and were written off from the cost basis and accumulated amortization.

Since its acquisition by the Group on April 6, 2010, Red 5 has been substantially devoting its operating activities to fulfill its obligations under a game development and license agreement executed in 2006 and amended in 2009 between Red 5 and a third party game publisher to develop Firefall in exchange for cash consideration from the third party publisher. Prior to the acquisition, Red 5 received a total of US$24.7 million cash consideration as an advance recoupable against future royalties payable to Red 5. Red 5 retained the ownership of the game and granted the third party publisher an exclusive, non-transferable term license to market and distributes the game and host the game to customers in specified regions after Red 5 completes the game development. Red 5 continues to perform its obligations under the agreement post-acquisition, including the provision of post-contract customer support for the hosted version of the game to the third party publisher during the term of the license. The initial term of the agreement is from February 2006 through the fifth anniversary of the first commercial release of the initial game. Thereafter, the agreement can be renewed in two-year terms.

In September 2011, Red5 Korea, Red 5 Singapore and Red5 entered into a series of agreements with the third party game publisher. Pursuant to the agreement, Red 5 Singapore were substituted in full for the third party publisher as a party under the game development and license agreement between Red 5 and the third party game publisher, including the exclusive , non-transferable term license to market and distribute the game and host the game to customers in specified regions. Under the agreements, the Group paid US$10.0 million and guaranteed an additional payment of US$12.7 million to the third party game publisher due within four years. In addition, the Group is subject to additional contingent payments to be calculated based on certain percentages of the proceeds received from future game licensing and royalties, if any. The total consideration paid, including the US$10 million and the guaranteed amount of US$12.7 million, was recorded as acquired game license and the contingent payments will be recorded as cost of services when incurred. The amount payable which is expected to due on or before December 31, 2015 amounted to US$2.9 million (RMB18.0 million) was recorded in accounts payable under current liabilities. The remaining unpaid amount of US$3.2 million (RMB19.0 million) was recorded in long-term accounts payable.

The Group pledged the intellectual property in relation to the game to secure the guaranteed amount. Following this license acquisition, the previously recognized backlog of US$ 0.4 million in relation to the game development and license agreement acquired in Red 5 acquisition was reclassified to acquire game licenses as it was considered to be additional cost to acquire the game license paid in prior year.

Amortization expense related to intangible assets was RMB10.7 million, RMB23.0 million and RMB28.9 million (US$4.7 million) for the years ended December 31, 2012, 2013 and 2014, respectively. As of December 31, 2014, the estimated aggregate amortization expense from existing intangible assets for each of the five succeeding fiscal years is as follows:

	RMB	US$
		(Note 3)
2015	21,896,434	3,529,065
2016	21,896,434	3,529,065
2017	21,896,434	3,529,065
2018	21,896,434	3,529,065
2019	9,953,605	1,604,228

Total	97,539,341	15,720,488

The Group recorded impairment on intangible assets of RMB0.6 million, RMB3.8 million and nil for acquired game licenses in 2012, 2013 and 2014, respectively, which was recorded in the impairment of equipment and intangible assets line item in the consolidated statements of operations and comprehensive loss.